16. Short and long-term debt (Details Narrative) R$ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Feb. 02, 2018 BRL (R$)	Feb. 02, 2018 USD ($)	Dec. 11, 2017 USD ($)	Oct. 29, 2018 BRL (R$) shares	Oct. 22, 2018 shares	Jun. 28, 2018 BRL (R$)	Jun. 28, 2018 USD ($)	Sep. 30, 2015 shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Jun. 28, 2018 USD ($)	Feb. 02, 2018 USD ($)
DisclosureOfDebtLineItems [Line Items]
Total debt issuance costs									R$ 83,684	R$ 101,795
Long term debt restrictive covenants									4,827,319	4,316,637
Withdrawals under lease agreements									R$ 49,635	255,644
Debenture issue related cost										R$ (523)	R$ (395)
Restructuring provision				R$ 887,500
Percentage of finance lease payment									3.72%	4.04%
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfDebtLineItems [Line Items]
Debentures Issue | shares					88,750			105,000
Senior Notes VIII [Member]
DisclosureOfDebtLineItems [Line Items]
Total debt issuance costs	R$ 8,578	$ 2,873	$ 500
Additional issue	R$ 486,735												$ 150,000
Finance Guaranteed By Engines [Member]
DisclosureOfDebtLineItems [Line Items]
Total debt issuance costs						R$ 578	$ 150
Additional issue						R$ 43,913						$ 11,400
Debenture VII [Member]
DisclosureOfDebtLineItems [Line Items]
Debentures Issue | shares				88,750
Debentures Issued				R$ 10
Distribution costs				887,500
Debenture issue related cost				R$ 28,739
Percentage Of Maturity Of Debentures				120.00%